                                   Form N - PX
          ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                               Investment Company
                                   Form N - PX

                      Investment Company Act file number:
                                    811-2281

               (Exact name of registrant as specified in charter)
                     The Hartford Income Shares Fund, Inc.

                    (Address of principle executive offices)
                P. O. Box 2999, Hartford, Connecticut 06104-2999

                    (Name and address of agent for service)
                          Edward P. Macdonald, Esquire
                                 Life Law Unit
                  The Hartford Financial Services Group, Inc.
                              200 Hopmeadow Street
                               Simsbury, CT 06089

      Registrant 's telephone number, including area code: (860) 843-9934

                      Date of Fiscal year-end: JULY 31

               Date of reporting period: 07/01/2005 - 06/30/2006

     Item 1. Proxy Voting Record

THE HARTFORD INCOME SHARES FUND, INC
07/01/2005-06/30/2006

 MEETING                                                                                  SH    MGT   VOTE    RECORD
  DATE     TICKER        COMPANY         CUSIP     PROXY #           PROXY ITEM          PROP   REC   CAST     DATE     ACCOUNT
--------   ------   ----------------   ---------   -------   -------------------------   ----   ---   ----   --------   -------
10/06/05   MCIP     MCI Inc.           552691107      1      Adopt Agreement of Merger     n    For   For    08/30/05   997QR8F
10/06/05   MCIP     MCI Inc.           552691107      2      Adjourn Meeting in Event
                                                             of Insufficient Votes         n    For   For    08/30/05   997QR8F
03/02/06   NTLI     NTL Incorporated   62940M104      1      Approve Merger                n    For   For    01/12/06   997QR8F

Any ballot marked 'Abstain' is considered to have been voted. Ballots marked 'Abstain' are considered to be have been voted against management 's recommendation, regardless of whether the recommendation is 'For' or 'Against,' except where management has made no recommendation.

Where management has made no recommendation on a ballot item, the abbreviation N/A is used to denote that there is no applicable recommendation compared to which a vote may be 'For' or 'Against' the recommendation of management.

SIGNATURES:

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Hartford Income Shares Fund, Inc.
(Registrant)


By David M. Znamierowski                President
   ----------------------------------
   (Signature & Title)

Date August 14, 2006